INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

14.INCOME TAXES

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current and applicable laws of BVI, Baosheng BVI is not subject to tax on income or capital gains.

Hong Kong

Baosheng HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Baosheng HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Beijing Baosheng, Horgos Baosheng, Kashi Baosheng, Baosheng Technology, Baosheng Network and Beijing Xunhuo were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Horgos Baosheng, Kashi Baosheng, and Baosheng Technology are subject to a preferential income tax rate of 0% CIT for a period since generating revenues, as they were incorporated in the Horgos and Kashi Economic District, Xinjiang province. The five-year preferential income tax treatment ends on December 31, 2025 for Baosheng Technology. Kashi Baosheng was entitled to the five-year preferential income tax treatment for ended on December 31, 2022 and is entitled to an extension of five-year preferential income tax treatment ended on December 31, 2027. Horgos Baosheng was entitled to the five-year preferential income tax treatment for ended on December 31, 2020 and is entitled to an extension of five-year preferential income tax treatment ended on December 31, 2025.

14.INCOME TAXES (CONTINUED)

Income tax expense consist of the following:

For the Years Ended
December 31,
	2023	2022	2021
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	—
Income tax expense	$—	$—	$—

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended
	December 31,
	2023	2022	2021
PRC statutory income tax rate	25%	25%	25%
Impact of different income tax rates in other jurisdictions	(4.7)%	(0.8)%	5.9%
Effect of preferential tax rate(a)	(20.2)%	(18.0)%	(23.6)%
Effect of non-deductible expenses	(1.9)%	(0.2)%	(0.7)%
Effect of change in valuation allowance	1.8%	(6.0)%	(6.6)%
Effective tax rate	0.0%	0.0%	0.0%
(a)	The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2023, 2022, and 2021, no tax saving was resulted from the favorable tax rate.

Deferred tax assets as of December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carryforwards	$2,903,728	$1,190,713

Allowance for doubtful accounts of accounts receivable	193,032	27,745
Allowance for doubtful accounts of prepayments	3,971	70,207
Allowance for doubtful accounts of other current assets	1,668	1,717
Less: allowance on deferred tax assets	(3,102,399)	(1,290,382)
	$—	$—

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

As of December 31, 2023 and 2022, due to uncertainties surrounding future utilization on Beijing Baosheng, Baosheng Network, the Beijing branch of Horgos Baosheng and Baosheng HK, the Company accrued full valuation allowance of $3,102,399 and 1,290,381, respectively, against the deferred tax assets based upon management’s assessment as to their realization.